IBRR-SUP-1

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated September 22, 2016

The purpose of this supplement is to provide you notice of anticipated changes to the current Prospectuses and Statement of Additional Information for Class A, AX, B, C, CX, R, RX, R5, R6 and Y shares of the Funds listed below:

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

(together, the “Balanced-Risk Retirement Funds”)

Notice Regarding Changes to Underlying Money Market Fund Allocations

The Board of Trustees of AIM Growth Series (Invesco Growth Series) recently approved changes to the allocations of the underlying Invesco money market funds of the Balanced-Risk Retirement Funds. As a result of such changes, on or about October 7, 2016, the underlying Invesco money market funds in which the Balanced-Risk Retirement Funds invest will be transitioned from Liquid Assets Portfolio and Premier Portfolio to Government & Agency Portfolio and Treasury Portfolio, each of which is a government money market fund as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended.

The following is a list of underlying funds in which the Balanced-Risk Retirement Funds currently invest and their current target percentage allocations:

Underlying Fund	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Allocation Fund	60.00%	76.00%	86.58%	46.72%	19.98%
Invesco Balanced-Risk Aggressive Allocation Fund	0.00%	0.00%	13.42%	53.28%	80.02%
Liquid Assets Portfolio	20.00%	12.00%	0.00%	0.00%	0.00%
Premier Portfolio	20.00%	12.00%	0.00%	0.00%	0.00%

The following is a list of underlying funds in which the Balanced-Risk Retirement Funds will invest and their target percentage allocations effective on or about October 7, 2016:

Underlying Fund	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Allocation Fund	60.00%	76.00%	88.00%	55.00%	22.00%
Invesco Balanced-Risk Aggressive Allocation Fund	0.00%	0.00%	12.00%	45.00%	78.00%
Government & Agency Portfolio	24.00%	14.40%	0.00%	0.00%	0.00%
Treasury Portfolio	16.00%	9.60%	0.00%	0.00%	0.00%

IBRR-SUP-1